CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Real estate sales taxes	$ 6,721,058	$ 34,932,216
Other comprehensive income, tax effect	$ 0	$ 0